Fair Value of Financial Instruments Measured at Fair Value (Tables)	9 Months Ended
Sep. 30, 2014
Loans, Notes and Certificates Measured at Fair Value on Recurring Basis

At December 31, 2012, December 31, 2013, and September 30, 2014, loans, notes and certificates measured at fair value on a recurring basis were (in thousands):

	Loans at Fair Value			Notes and Certificates at Fair Value
	December 31,		September 30, 2014	December 31,		September 30, 2014
	2012	2013		2012	2013
			(unaudited)			(unaudited)
Aggregate principal balance outstanding	$791,774	$1,849,042	$2,566,477	$795,842	$1,859,982	$2,584,441
Fair valuation adjustments	(10,559)	(20,000)	(32,806)	(10,526)	(19,992)	(32,801)

Fair value	$781,215	$1,829,042	$2,533,671	$785,316	$1,839,990	$2,551,640

Loans, Notes and Certificates and Servicing Assets and Liabilities

We determined the fair values of loans, notes and certificates and servicing assets and liabilities using significant unobservable inputs and methods that are categorized in the fair value hierarchy on Level 3, as follows (in thousands):

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
December 31, 2012
Assets:
Loans at fair value	$—	$—	$781,215	$781,215

Total assets	$—	$—	$781,215	$781,215

Liabilities:
Notes and certificates	$—	$—	$785,316	$785,316

Total liabilities	$—	$—	$785,316	$785,316

December 31, 2013
Assets:
Loans at fair value	$—	$—	$1,829,042	$1,829,042
Servicing asset			534	534

Total assets	$—	$—	$1,829,576	$1,829,576

Liabilities:
Notes and certificates	$—	$—	$1,839,990	$1,839,990
Servicing liability			936	936

Total liabilities	$—	$—	$1,840,926	$1,840,926

September 30, 2014 (unaudited)
Assets:
Loans at fair value	$—	$—	$2,533,671	$2,533,671
Servicing asset			1,520	1,520

Total assets	$—	$—	$2,535,191	$2,535,191

Liabilities:
Notes and certificates	$—	$—	$2,551,640	$2,551,640
Servicing liability			3,712	3,712

Total liabilities	$—	$—	$2,555,352	$2,555,352

Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements

The following table presents quantitative information about the significant unobservable inputs used for our Level 3 fair value measurements at December 31, 2013 and September 30, 2014:

		December 31, 2013
		Range of Inputs
	Unobservable Input	Minimum	Maximum	Weighted Average
Loans, notes & certificates and servicing asset/liability	Discount rate	5.9%	15.9%	10.2%
Loans, notes & certificates and servicing asset/liability	Net cumulative expected loss	2.1%	23.7%	10.1%
Servicing asset/liability	Market servicing rate (% per annum on loan balance)	0.4%	0.4%	0.4%

		September 30, 2014
		Range of Inputs
	Unobservable Input	Minimum	Maximum	Weighted Average
Loans, notes & certificates and servicing asset/liability	Discount rate	5.2%	23.6%	10.6%
Loans, notes & certificates and servicing asset/liability	Net cumulative expected loss	0.3%	21.8%	9.7%
Servicing asset/liability	Market servicing rate (% per annum on loan balance)	0.5%	0.7%	0.5%

Loans, Notes and Certificates
Additional Information about Level 3 Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis at December 31, 2012, December 31, 2013 and September 30, 2014 (in thousands):

	Loans	Notes and Certificates
Fair value at December 31, 2012	$781,215	$785,316
Purchases of loans	2,064,628	—
Issuances of notes and certificates	—	1,618,269
Principal payments	(511,232)	(504,330)
Whole loan sales	(446,224)	—
Recoveries from sale and collection of charged-off loans	(1,716)	(1,669)

Carrying value before fair value adjustments	1,886,671	1,897,586
Fair valuation adjustments, included in earnings	(57,629)	(57,596)

Fair value at December 31, 2013	$1,829,042	$1,839,990

Purchases of loans (unaudited)	2,628,758	—
Issuances of notes and certificates (unaudited)	—	1,534,011
Whole loan sales (unaudited)	(1,094,482)	—
Principal payments (unaudited)	(739,506)	(732,343)
Recoveries from sale and collection of charged-off loans (unaudited)	(5,178)	(5,153)

Carrying value before fair value adjustments (unaudited)	2,618,634	2,636,505
Fair valuation adjustments, included in earnings (unaudited)	(84,963)	(84,865)

Fair value at September 30, 2014 (unaudited)	$2,533,671	$2,551,640

Servicing Asset/Liability
Additional Information about Level 3 Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 servicing assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013 and for the nine months ended September 30, 2014 (unaudited) (in thousands):

	Servicing Assets	Servicing Liabilities
	(unaudited)
Fair value at December 31, 2012	$—	$—
Additions	587	1,273
Changes in fair value due to:
Realization of expected cash flows	(53)	(337)
Changes in market inputs or assumptions used in the valuation model	—	—

Fair value at December 31, 2013	$534	$936

Additions (unaudited)	1,885	3,464
Changes in fair value due to:
Realization of expected cash flows (unaudited)	(555)	(1,275)
Changes in market inputs or assumptions used in the valuation model (unaudited)	(344)	587

Fair value at September 30, 2014 (unaudited)	$1,520	$3,712